Income tax expense - Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Income Taxes [Abstract]
Current taxes	€ (1,892)	€ (1,212)		€ (2,631)
Deferred taxes	1,753	731		909
Total	(139)	(481)	[1]	(1,722)	[1]
Income before tax and investments accounted for using the equity method	€ 2,822	€ 4,405	[1]	€ 5,531	[1]

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).